RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 19, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Convertible senior notes, current		¥ 106,318		¥ 522,821		$ 14,975
Convertible senior notes, non-current		424,962		522,744		59,855
BEST China | Bridge Loan Agreement with Alibaba (China) Network Technology Co., Ltd
RELATED PARTY TRANSACTIONS
Face value	¥ 600,000
Term (in years)	1 year
Effective interest rate	0.36%
Rendering of express delivery, freight delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		286,154	$ 40,304	396,775	¥ 539,698
Related Parties
RELATED PARTY TRANSACTIONS
Amounts due from related parties		60,394		76,368		8,506
Amounts due to related parties		1,119		1,315		158
Convertible senior notes, current		106,240		522,744		14,964
Convertible senior notes, non-current		424,962		522,744		59,855
Related Parties | Operating costs paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		6,845	964	9,041	13,608
Related Parties | Cainiao
RELATED PARTY TRANSACTIONS
Amounts due from related parties		34,408		45,377		4,846
Amounts due to related parties				241
Related Parties | Cainiao | Rendering of express delivery, freight delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		160,977	22,673	237,045	418,806
Related Parties | Cainiao | Cash proceeds from the disposal of an equity investment
RELATED PARTY TRANSACTIONS
Amount of related party transactions					220,000
Related Parties | Ali Cloud
RELATED PARTY TRANSACTIONS
Amounts due from related parties		534		370		75
Amounts due to related parties		1,041		446		147
Related Parties | Ali Cloud | Operating costs paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		6,845	964	9,041	13,608
Related Parties | Alibaba HK
RELATED PARTY TRANSACTIONS
Amounts due to related parties		78		131		11
Convertible senior notes, current		106,240		522,744		14,964
Convertible senior notes, non-current		424,962		522,744		59,855
Related Parties | Alibaba HK | Repurchase of convertible senior notes held by related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		503,318	70,891	746,538
Related Parties | Alibaba HK | Interest expense of convertible senior notes accrued to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		35,015	4,932	62,192	62,887
Related Parties | Alibaba Technology | Borrowings received from related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions					600,000
Related Parties | Alibaba Technology | Borrowings repaid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions					600,000
Related Parties | Alibaba Technology | Interest expense of borrowings accrued to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions					674
Related Parties | Lazada
RELATED PARTY TRANSACTIONS
Amounts due from related parties		20,382		24,895		2,871
Amounts due to related parties				497
Related Parties | Lazada | Rendering of express delivery, freight delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		105,766	14,897	148,628	120,892
Related Parties | Lazada | Commission fee paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions				2,526
Related Parties | Taobao | Issuance of BEST Asia Series A Preferred Shares to a related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions					¥ 193,803
Related Parties | Taobao | Convertible non-controlling interests held by related parties
RELATED PARTY TRANSACTIONS
Convertible non controlling interests held by related parties		191,865		191,865		27,024
Related Parties | ALOG
RELATED PARTY TRANSACTIONS
Amounts due from related parties		5,070		5,726		$ 714
Related Parties | ALOG | Rendering of express delivery, freight delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		19,411	2,734	11,102
Related Parties | ALOG | Proceeds of the disposal of machinery and electronic equipment assets received from related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		¥ 12,659	$ 1,783	¥ 16,013